STOCK PURCHASE WARRANTS	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
STOCK PURCHASE WARRANTS [Text Block]
7.	STOCK PURCHASE WARRANTS

Year ended November 30, 2012

On January 4, 2012, the board of directors issued warrants to a Company in which the Chief Operating officer has an interest in, to acquire a total of 800,000 common shares. These warrants were issued at an exercise price of $0.13 per share with an expiry term of four years. The Company expensed stock based compensation cost of $100,148. The fair value each warrant used for the purpose of estimating the compensation expense is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Compensation expense	$100,148

On March 9, 2012, all of the issued and outstanding stock options for common shares in the Company’s capital stock previously issued to Elad, Ilan Shalev and Haim Danon (being principals of Elad) were exchanged into warrants on terms identical to the terms of the existing stock options in the Company. The Company thus cancelled 850,000 options having an exercise price of $0.25 per common share and expiring on June 30, 2014 and issued 850,000 warrants at exercise price of $0.25 per common share and expiring June 30, 2014 (see note 6)

On August 9, 2012, the board of directors issued warrants to a Company owned and controlled by a director, to acquire a total of 400,000 common shares. These warrants were issued at an exercise price of $0.20 per share with an expiry term of four years. The Company expensed stock based compensation cost of $75,013. The fair value of each warrant used for the purpose of estimating the compensation expense is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	3.63%
Expected dividends	0%
Forfeiture rate	0%
Volatility	183.31%
Market price of Company’s common stock on date of grant of options	$0.20
Compensation expense	$75,013

On October 3, 2012, the board of directors issued warrants to a consultant, to acquire a total of 75,000 common shares. These warrants were issued at an exercise price of $0.42 per share with an expiry term of three years. The Company expensed stock based compensation cost of $28,911. The fair value of each warrant used for the purpose of estimating the compensation expense is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	1.5%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Compensation expense	$28,911

On September 19, 2012 the board of directors approved the cancellation of 905,000 options issued on January 4, 2012, to be exchanged into 905,000 warrants on terms identical to the terms of the existing stock options in the Company. The cancellation of 905,000 options and issuance of 905,000 warrants in lieu thereof was effective October 8, 2012 (see note 6).

Three months ended February 28, 2013

On January 30, 2013, the board of directors granted 100,000 warrants as an incentive to a lender who provided a working capital loan of $200,000. These warrants were issued at an exercise price of $0.50 per share and vest immediately with an expiry term of two years. The fair value of incentive warrants used for the purpose of estimating the stock compensation is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	1.35%
Expected dividends	0%
Forfeiture rate	0%
Volatility	187.87%
Market price of Company’s common stock on date
of grant of options	$0.47
Compensation expense	$38,183

7.	STOCK PURCHASE WARRANTS

Year ended November 30, 2012

On January 4, 2012, the board of directors issued warrants to a Company in which the Chief Operating officer has an interest in, to acquire a total of 800,000 common shares. These warrants were issued at an exercise price of $0.13 per share with an expiry term of four years. The Company expensed stock based compensation cost of $100,148. The fair value of each warrant used for the purpose of estimating the compensation expense is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Compensation expense	$100,148

On March 9, 2012, all of the issued and outstanding stock options for common shares in the Company’s capital stock previously issued to Elad, Ilan Shalev and Haim Danon (being principals of Elad) were exchanged into warrants on terms identical to the terms of the existing stock options in the Company. The Company thus cancelled 850,000 options having an exercise price of $0.25 per common share and expiring on June 30, 2014 and issued 850,000 warrants at exercise price of $0.25 per common share and expiring June 30, 2014 (see note 6)

On August 9, 2012, the board of directors issued warrants to a Company owned and controlled by a director, to acquire a total of 400,000 common shares. These warrants were issued at an exercise price of $0.20 per share with an expiry term of four years. The Company expensed stock based compensation cost of $75,013. The fair value of each warrant used for the purpose of estimating the compensation expense is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	3.63%
Expected dividends	0%
Forfeiture rate	0%
Volatility	183,.31%
Market price of Company’s common stock on date of grant of options	$0.20
Compensation expense	$75,013

On October 3, 2012, the board of directors issued warrants to a consultant, to acquire a total of 75,000 common shares. These warrants were issued at an exercise price of $0.42 per share with an expiry term of three years. The Company expensed stock based compensation cost of $28,911. The fair value of each warrant used for the purpose of estimating the compensation expense is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	1.5%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Compensation expense	$28,911

On September 19, 2012 the board of directors approved the cancellation of 905,000 options issued on January 4, 2012, to be exchanged into 905,000 warrants on terms identical to the terms of the existing stock options in the Company. The cancellation of 905,000 options and issuance of 905,000 warrants in lieu thereof was effective October 8, 2012. (See note 6)

Year ended November 30, 2011

The Company did not issue any stock purchase warrants during the year ended November 30, 2011

	Number of
	Warrants	Exercise	Expiry
	Granted	Prices	Date
		$
Outstanding at November 30, 2010 and average exercise price	1,289,000	0.22
Granted in year 2011	-	-
Exercised	-	-
Forfeited/Expired	-	-
Cancelled	-	-
Outstanding at November 30, 2011 and average exercise price	1,289,000	0.22
Granted in year 2012	800,000	0.13	1/4/2016
Granted in year 2012*	850,000	0.25	6/30/2014
Granted in year 2012	400,000	0.20	8/9/2016
Granted in year 2012	75,000	0.42	10/2/2015
Granted in year 2012*	905,000	0.13	1/4/2016
Exercised	-	-
Forfeited/Expired	-	-
Cancelled	-	-
Outstanding at November 30, 2012 and average exercise price	4,319,000	0.19

Exercisable at November 30, 2012	4,319,000	0.19
Exercisable at November 30, 2011	1,289,000	0.22

* Total of 1,755,000 options were cancelled and exchanged for 1,755,000 warrants on terms identical to the terms of the existing stock options in the Company

The weighted average remaining contractual term of the total outstanding, and the total exercisable warrants were as follows:

	2012	2011
	(Years)	(Years)
Total outstanding warrants	2.8	3.9
Total exercisable warrants	2.8	3.9